Advances for vessel acquisitions and Vessels, net - Additional Information (Details) $ in Thousands		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 13, 2022 USD ($) t	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions (Note 4)		$ 4,400
Vessels
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions		$ 378	$ 42	$ 42
Vessel, Baltimore
Property, Plant and Equipment [Line Items]
Vessel deadweight tonnage | t	177,243
Agreed purchase price in Memorandum of Agreement	$ 22,000
Percentage of advance for vessel	20.00%
Payments of advances for vessel acquisitions	$ 4,400